Consolidated Balance Sheets (Parenthetical) - $ / shares	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2022
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	20,572,447	13,543,155	4,194,836
Common stock, shares outstanding	20,572,447	13,543,155	4,194,836
Common Stock [Member]
Common stock, shares issued		338,579
Common stock, shares outstanding		338,579